UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C.
Address: 1804 Embarcadero Road
         Palo Alto, CA 94303

Form 13F File Number: 28-12703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Debra Babbitt
Title: Chief Compliance Officer
Phone: 617-556-2357

Signature, Place, and Date of Signing:

 /s/ Debra Babbitt             Palo Alto, CA                4/25/2012
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    52
Form 13F Information Table Value Total:    146,996
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AGL RES INC                   COM              001204106         1         26   SH         Sole                                NONE
ALLERGAN INC                  COM              018490102      6106      63982   SH         Sole                                NONE
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR    03524A108      2287      31448   SH         Sole                                NONE
ARCH COAL INC                 COM              039380100       518      48347   SH         Sole                                NONE
BANK OF NEW YORK MELLON CORP  COM              064058100      1389      57563   SH         Sole                                NONE
BEMIS INC                     COM              081437105      3000      92922   SH         Sole                                NONE
BON-TON STORES INC            COM              09776J101         7        713   SH         Sole                                NONE
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109        38       2609   SH         Sole                                NONE
CARPENTER TECHNOLOGY CORP     COM              144285103      1247      23877   SH         Sole                                NONE
CHEVRONTEXACO CORP            COM              166764100      1355      12637   SH         Sole                                NONE
COMCAST CORP NEW              CL A             20030N101      6175     206873   SH         Sole                                NONE
COMCAST CORP NEW              CL A SPL         20030N200       564      19202   SH         Sole                                NONE
CONOCOPHILLIPS                COM              20825C104       822      10814   SH         Sole                                NONE
CORELOGIC INC                 COM              21871D103      1034      63373   SH         Sole                                NONE
CRANE CO                      COM              224399105      2014      41529   SH         Sole                                NONE
DTE ENERGY CO                 COM              233331107     21099     383402   SH         Sole                                NONE
DELTA AIR LINES INC DEL       COM NEW          247361702       134      13483   SH         Sole                                NONE
DOMINION RES INC VA NEW       COM              25746U109     15070     294285   SH         Sole                                NONE
DU PONT E I DE NEMOURS & CO   COM              263534109       170       3212   SH         Sole                                NONE
EL PASO CORP                  COM              28336L109     10499     355281   SH         Sole                                NONE
EXELON CORP                   COM              30161N101     11882     303039   SH         Sole                                NONE
EXXON MOBIL CORP              COM              30231G102       169       1949   SH         Sole                                NONE
FEDEX CORP                    COM              31428X106      1898      20640   SH         Sole                                NONE
FIFTH THIRD BANCORP           COM              316773100      4672     332524   SH         Sole                                NONE
FIRST AMERN FINL CORP         COM              31847R102      2388     143570   SH         Sole                                NONE
FIRSTENERGY CORP              COM              337932107       257       5648   SH         Sole                                NONE
GARDNER DENVER INC            COM              365558105      1002      15905   SH         Sole                                NONE
GREAT PLAINS ENERGY INC       COM              391164100       905      44632   SH         Sole                                NONE
HOSPIRA INC                   COM              441060100      1794      47979   SH         Sole                                NONE
ITT EDUCATIONAL SERVICES INC  COM              45068B109       426       6445   SH         Sole                                NONE
INTERPUBLIC GROUP COS INC     COM              460690100       145      12696   SH         Sole                                NONE
KELLOGG CO                    COM              487836108      1456      27143   SH         Sole                                NONE
KINDER MORGAN INC DEL         COM              49456B101      7624     197259   SH         Sole                                NONE
KULICKE & SOFFA INDS INC      COM              501242101       145      11700   SH         Sole                                NONE
LIBBEY INC                    COM              529898108       414      32004   SH         Sole                                NONE
MADISON SQUARE GARDEN CO      CL A             55826P100        17        496   SH         Sole                                NONE
MARATHON OIL CORP             COM              565849106      3123      98521   SH         Sole                                NONE
MARATHON PETE CORP            COM              56585A102      2184      50380   SH         Sole                                NONE
MOVADO GROUP INC              COM              624580106        85       3484   SH         Sole                                NONE
OLD DOMINION FGHT LINES INC   COM              679580100      3374      70786   SH         Sole                                NONE
OLIN CORP                     COM PAR $1       680665205       324      19815   SH         Sole                                NONE
POTLATCH CORP NEW             COM              737630103      1112      35477   SH         Sole                                NONE
SONOCO PRODS CO               COM              835495102       492      14827   SH         Sole                                NONE
SUN LIFE FINL INC             COM              866796105       317      13375   SH         Sole                                NONE
SUNTRUST BKS INC              COM              867914103     22343     924418   SH         Sole                                NONE
THOMSON REUTERS CORP          COM              884903105       490      16968   SH         Sole                                NONE
TITAN INTL INC ILL            COM              88830M102       629      26605   SH         Sole                                NONE
TRINITY INDS INC              COM              896522109       431      13107   SH         Sole                                NONE
VALASSIS COMMUNICATIONS INC   COM              918866104       335      14557   SH         Sole                                NONE
VIASAT INC                    COM              92552V100       448       9287   SH         Sole                                NONE
VIACOM INC NEW                CL A             92553P102        27        511   SH         Sole                                NONE
VIACOM INC NEW                CL B             92553P201      2559      53927   SH         Sole                                NONE